Equity-Based Compensation (Tables)	3 Months Ended	12 Months Ended
	Dec. 29, 2018	Sep. 29, 2018
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Weighted Average Assumptions used in Option-Valuation Model
In fiscal years 2018, 2017 and 2016, the weighted average assumptions used in the option-valuation model were as follows:

	2018	2017	2016
Risk-free interest rate	2.4%	2.6%	2.3%
Expected volatility	23%	22%	26%
Dividend yield	1.57%	1.58%	1.32%
Termination rate	4.8%	4.0%	4.0%
Exercise multiple	1.75	1.62	1.62

Impact of Stock Options/Rights and Restricted Stock Units on Income
The impact of stock options and RSUs on income and cash flows for fiscal years 2018, 2017 and 2016, was as follows:

	2018	2017	2016
Stock option	$87	$90	$93
RSUs	306	274	293
Total equity-based compensation expense (1)	393	364	386
Tax impact	(99)	(123)	(131)
Reduction in net income	$294	$241	$255
Equity-based compensation expense capitalized during the period	$70	$78	$78
Tax benefit reported in cash flow from financing activities (2)	n/a	n/a	$208

(1)	Equity-based compensation expense is net of capitalized equity-based compensation and estimated forfeitures and excludes amortization of previously capitalized equity-based compensation costs.
(2)
The amount for fiscal 2018 and 2017 is not applicable as the Company adopted new accounting guidance in fiscal 2017.

Information about Stock Option Transactions
The following table summarizes information about stock option transactions (shares in millions):

	2018
	Shares	Weighted Average Exercise Price
Outstanding at beginning of year	24	$76.68
Awards forfeited	(1)	107.69
Awards granted	4	111.48
Awards exercised	(3)	58.09
Outstanding at end of year	24	$84.14
Exercisable at end of year	14	$69.06

Information about Stock Options Vested and Expected to Vest
The following tables summarize information about stock options vested and expected to vest at September 29, 2018 (shares in millions):

			Vested
Range of Exercise Prices			Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Years of Contractual Life
$—	—	$45	3	$38.13	2.8
$46	—	$60	3	50.75	4.2
$61	—	$90	3	72.94	5.2
$91	—	$115	5	101.92	7.0
			14

			Expected to Vest
Range of Exercise Prices			Number of Options (1)	Weighted Average Exercise Price	Weighted Average Remaining Years of Contractual Life
$90	—	$105	1	$93.09	6.5
$106	—	$110	3	105.24	8.3
$111	—	$115	5	112.05	8.6
			9
(1)
Number of options expected to vest is total unvested options less estimated forfeitures.

Information about Restricted Stock Unit Transactions
The following table summarizes information about RSU transactions (shares in millions):

	2018
	Units	Weighted Average Grant-Date Fair Value
Unvested at beginning of year	9	$101.17
Granted (1)	5	109.05
Vested	(4)	113.21
Forfeited	(1)	107.23
Unvested at end of year (2)	9	$108.74
(1) Includes 1.1 million Performance RSUs.
(2) Includes 1.4 million Performance RSUs.

Disclosure of Share-based Compensation Arrangements by Share-based Payment Award [Table Text Block]
Compensation expense related to stock options and restricted stock units (RSUs) is as follows:

	Quarter Ended
	December 29, 2018	December 30, 2017
Stock options	$19	$23
RSUs	73	71
Total equity-based compensation expense (1)	$92	$94
Equity-based compensation expense capitalized during the period	$16	$19

(1)
Equity-based compensation expense is net of capitalized equity-based compensation and excludes amortization of previously capitalized equity-based compensation costs.